Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value of Securities
Amortized Cost	$ 115,666	$ 144,656
Gross Unrealized Gains	6,012	5,668
Gross Unrealized Losses	(28)	(149)
Fair Value	121,650	150,175
U.S. Treasury and federal agency [Member]
Fair value of Securities
Amortized Cost	1,794	2,430
Gross Unrealized Gains	8	16
Gross Unrealized Losses	0	0
Fair Value	1,802	2,446
State and municipal [Member]
Fair value of Securities
Amortized Cost	50,946	53,841
Gross Unrealized Gains	4,241	3,592
Gross Unrealized Losses	(8)	(10)
Fair Value	55,179	57,423
Mortgage-backed - residential [Member]
Fair value of Securities
Amortized Cost	62,903	88,362
Gross Unrealized Gains	1,755	2,060
Gross Unrealized Losses	(20)	(136)
Fair Value	64,638	90,286
Equity securities [Member]
Fair value of Securities
Amortized Cost	23	23
Gross Unrealized Gains	8	0
Gross Unrealized Losses	0	(3)
Fair Value	$ 31	$ 20